Prospectus Supplement Oct. 8, 1999*

American Express Signaturesm Variable Annuity
43444 (8/99)

SHAREHOLDER MEETINGS

At the recent regular meetings, shareholders of the American Express(R) Variable Portfolio Funds (formerly the Retirement Annuity Mutual Funds and referred to in this supplement as the "Funds," or individually as the "Fund") approved the following proposals:

1. Change the Fund Name from IDS Life to AXP. Shareholders of all Funds approved the name change from IDS Life to AXP. AXP is an abbreviated form of the name of the funds' investment manager, American Express Financial Corporation (AEFC). The Funds also added the words "Variable Portfolio" to their name. For example, IDS Life Capital Resource Fund changed to AXP Variable Portfolio - Capital Resource Fund. In addition, some Funds changed their names to reflect similarities with the retail funds with the same investment objectives, as shown in the following table.

                                   Fund Names
------------------------------------------------------- -----------------------------------------------------
                     Current Name                                          Proposed Name
------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------
IDS Life Investment Series, Inc.                        AXPsm Variable Portfolio - Investment Series, Inc.
    -IDS Life Aggressive Growth Fund                        -AXPsm Variable Portfolio - Strategy Aggressive
                                                             Fund
    -IDS Life Capital Resource Fund                         -AXPsm Variable Portfolio - Capital Resource
                                                             Fund
    -IDS Life Growth Dimensions Fund                        -AXPsm Variable Portfolio - New Dimensions Fund
                                                            -AXPsm Variable Portfolio - International Fund
    -IDS Life International Equity Fund
------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------
IDS Life Managed Fund, Inc.                             AXPsm Variable Portfolio - Managed Series, Inc.
    -IDS Life Managed Fund                                  -AXPsm Variable Portfolio - Managed Fund
------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------
IDS Life Moneyshare Fund, Inc.                          AXPsm Variable Portfolio - Money Market Series, Inc.
                                                            -AXPsm Variable Portfolio - Cash Management Fund
    -IDS Life Moneyshare Fund
------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------
IDS Life Special Income Fund, Inc.                      AXPsm Variable Portfolio - Income Series, Inc.
    -IDS Life Global Yield Fund                             -AXPsm Variable Portfolio - Global Bond Fund
    -IDS Life Income Advantage Fund                         -AXPsm Variable Portfolio - Extra Income Fund
    -IDS Life Special Income Fund                           -AXPsm Variable Portfolio - Bond Fund
------------------------------------------------------- -----------------------------------------------------

Where the Fund has changed its name, the Fund will have certain characteristics of the retail fund. After a transition period, which will vary by Fund, the Fund will have substantially the same investment policies, goals and objectives as the retail fund. In addition, the Fund will be managed by the same portfolio manager and will have substantially similar strategies, techniques and characteristics as the retail fund. However, the Fund is not the same as the retail fund. The Fund will have its own portfolio holdings and its own fees and operating expenses. Therefore, the performance of the Fund will likely be greater or less than the performance of the retail fund.

2. New Distribution Plan. Fund shareholders approved a new distribution plan (also known as a 12b-1 plan) of 0.125% of average daily net assets that will provide additional services and education. The Board of Directors of the Fund approved this 12b-1 plan. It will be implemented on September 21, 1999. The following tables reflect this new 12b-1 fee and replaces the tables in your prospectus for the IDS Life funds:


Annual  operating  expenses of the funds
(as a percentage  of average  daily net assets):

------------ -------- ---------- ------------- ------------ ----------- -------------
             AXP VP   AXP VP     AXP VP Cash   AXP VP       AXP VP      AXP VP New
             Bond     Capital    Management    Extra        Managed     Dimensions
                      Resource                 Income
------------ -------- ---------- ------------- ------------ ----------- -------------
------------ -------- ---------- ------------- ------------ ----------- -------------
Management   0.60%    0.59%      0.50%         0.62%        0.59%       0.61%
fees
------------ -------- ---------- ------------- ------------ ----------- -------------
------------ -------- ---------- ------------- ------------ ----------- -------------
12b-1 fees   0.13%    0.13%      0.13%         0.13%        0.13%       0.13%
------------ -------- ---------- ------------- ------------ ----------- -------------
------------ -------- ---------- ------------- ------------ ----------- -------------
Other        0.07%    0.07%      0.06%         0.09%        0.04%       0.06%
expenses
------------ -------- ---------- ------------- ------------ ----------- -------------
------------ -------- ---------- ------------- ------------ ----------- -------------
Total        0.80%    0.79%      0.69%         0.84%        0.76%       0.80%
------------ -------- ---------- ------------- ------------ ----------- -------------

Example:


You would pay the following expenses on a $1,000 investment in an annuity with a 1.40% mortality and expense risk fee, assuming a 5%annual return and:

------------------------------------------------------------------------------------
                 a full withdrawal at the end of each time period
------------------------------------------------------------------------------------
------------ ------------ ---------- ------------- --------- ---------- ------------
             AXP VP Bond  AXP VP     AXP VP Cash   AXP VP    AXP VP     AXP VP New
                          Capital    Management    Extra     Managed    Dimensions
                          Resource                 Income
------------ ------------ ---------- ------------- --------- ---------- ------------
------------ ------------ ---------- ------------- --------- ---------- ------------
1 Year         98.18        98.08      97.05         98.59     97.77      98.18
------------ ------------ ---------- ------------- --------- ---------- ------------
------------ ------------ ---------- ------------- --------- ---------- ------------
3 Years       141.43       141.12     138.03        142.66    140.19     141.43
------------ ------------ ---------- ------------- --------- ---------- ------------
------------ ------------ ---------- ------------- --------- ---------- ------------
5 Years       172.29       171.78     166.61        174.35    170.23     172.29
------------ ------------ ---------- ------------- --------- ---------- ------------
------------ ------------ ---------- ------------- --------- ---------- ------------
10 Years      261.89       260.85     250.44        266.02    257.74     261.89
------------ ------------ ---------- ------------- --------- ---------- ------------


----------------------------------------------------------------------------------

  no withdrawal or selection of an annuity payout plan at the end of each time period
----------------------------------------------------------------------------------
------------ ---------- ---------- ------------- --------- ---------- ------------
             AXP VP     AXP VP     AXP VP Cash   AXP VP    AXP VP     AXP VP New
             Bond       Capital    Management    Extra     Managed    Dimensions
                        Resource                 Income
------------ ---------- ---------- ------------- --------- ---------- ------------
------------ ---------- ---------- ------------- --------- ---------- ------------
1 Year         23.18      23.08      22.05         23.59     22.77      23.18
------------ ---------- ---------- ------------- --------- ---------- ------------
------------ ---------- ---------- ------------- --------- ---------- ------------
3 Years        71.43      71.12      68.03         72.66     70.19      71.43
------------ ---------- ---------- ------------- --------- ---------- ------------
------------ ---------- ---------- ------------- --------- ---------- ------------
5 Years       122.29     121.78     116.61        124.35    120.23     122.29
------------ ---------- ---------- ------------- --------- ---------- ------------
------------ ---------- ---------- ------------- --------- ---------- ------------
10 Years      261.89     260.85     250.44        266.02    257.74     261.89
------------ ---------- ---------- ------------- --------- ---------- ------------




43444-10 A (10/99)
*Destroy - next prospectus update